Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest and Fee Income
Loans, including fees	$ 9,294,256	$ 9,157,672
Debt securities
Taxable	287,066	225,722
Tax-exempt	1,356,056	1,525,723
Mortgage-backed securities	542,453	981,032
Other	35,033	1,759
Total interest income	11,514,864	11,891,908
Interest Expense
Deposits	1,101,262	1,436,803
Short-term borrowings	7,130	5,085
Federal Home Loan Bank advances	18,981	9,570
Total interest expense	1,127,373	1,451,458
Net Interest Income	10,387,491	10,440,450
Provision for Loan Losses	140,000	240,000
Net Interest Income After Provision for Loan Losses	10,247,491	10,200,450
Noninterest Income
Fiduciary activities	289,153	290,681
Commission income	1,414,840	1,201,869
Service charges on deposit accounts	680,022	714,425
Mortgage banking operations, net	180,872	124,564
Net realized gains on sales of available-for-sale securities	320,585	408,753
Loan servicing fees	344,019	361,586
Increase in cash surrender value of life insurance	175,428	185,986
ATM and bank card interchange income	628,882	604,037
Other	153,089	136,875
Total noninterest income	4,186,890	4,028,776
Noninterest Expense
Salaries and employee benefits	6,724,334	6,480,468
Occupancy and equipment	996,460	974,361
Data processing and telecommunications	609,835	531,554
Professional	191,969	532,096
Marketing	116,568	112,713
Postage and office supplies	229,438	235,090
Deposit insurance premium	149,366	153,137
ATM and bank card expense	408,148	392,251
Other	915,115	910,756
Total noninterest expense	10,341,233	10,322,426
Income Before Income Taxes	4,093,148	3,906,800
Provision for Income Taxes	1,067,025	934,046
Net Income	$ 3,026,123	$ 2,972,754
Basic Earnings Per Share (in dollars per share)	$ 1.71	$ 1.66
Diluted Earnings Per Share (in dollars per share)	1.70	1.65
Cash Dividends Per Share (in dollars per share)	$ 1.32	$ 0.32